As filed with the Securities and Exchange Commission on May 19, 2011

Securities Act Registration No. 33-24962

Investment Company Act Registration No. 811-05186

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 87 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 89 ☒

(Check appropriate box or boxes)

ADVANCED SERIES TRUST

(Exact Name of Registrant)

GATEWAY CENTER THREE

100 MULBERRY STREET

NEWARK, NEW JERSEY 07102

(800) 778-2255

(Address and telephone number of principal executive offices)

Deborah A. Docs, Secretary

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)

Copy to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on (    ) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (    ) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (    ) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 19th day of May, 2011.

ADVANCED SERIES TRUST

*Stephen Pelletier

President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

*Stephen Pelletier		President (Principal Executive Officer) and Trustee

* Grace C. Torres		Treasurer (Principal Financial and Accounting Officer)

* Saul K. Fenster		Trustee

** Timothy Cronin		Trustee

* Delayne Dedrick Gold		Trustee

* Robert F. Gunia		Trustee

* W. Scott McDonald, Jr.		Trustee

* Thomas T. Mooney		Chairman and Trustee

* Thomas M. O’Brien		Trustee

* F. Don Schwartz		Trustee

** Susan D. Austin		Trustee

By:	/s/ Jonathan D. Shain*, **, *** Jonathan D. Shain	Attorney-in-Fact	May 19, 2011

* Powers of Attorney incorporated by reference to an exhibit to Post-Effective Amendment No. 77 to Registration Statement of Advanced Series Trust, which Amendment was filed via EDGAR on October 16, 2009.

** Power of Attorney for Timothy S. Cronin incorporated by reference to an exhibit to Post-Effective Amendment No. 79 to Registration Statement of Advanced Series Trust, which Amendment was filed via EDGAR on February 10, 2010.

*** Power of Attorney for Susan D. Austin incorporated by reference to an exhibit to Post-Effective Amendment No. 58 to Registration Statement of Prudential’s Gibraltar Fund, Inc., which Amendment was filed via EDGAR on March 29, 2011.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase